Note 9 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2018	2017
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$216,022	$214,036
Merge the Gray Plan into the Seneca Plan	3,796	-
Service cost	8,457	8,375
Interest cost	8,125	7,633
Plan amendments	-	92
Actuarial loss (gain)	7,714	(3,201)
Benefit payments and expenses	(7,980)	(10,913)
Benefit obligation at end of year	$236,134	$216,022

Change in Plan Assets

Fair value of plan assets at beginning of year	$207,829	$176,238
Merge the Gray Plan into the Seneca Plan	3,300	-
Actual gain on plan assets	6,963	34,304
Employer contributions	2,732	8,200
Benefit payments and expenses	(7,980)	(10,913)
Fair value of plan assets at end of year	$212,844	$207,829

Unfunded Status	$(23,290)	$(8,193)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2018	2017
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(707)	$(826)
Net loss	(33,415)	(17,580)
Accumulated other comprehensive pre-tax loss	$(34,122)	$(18,406)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2017	$(11,175)

Other comprehensive loss before reclassifications	(11,483)
Reclassified of certain tax effects of accumulated other comprehensive loss in connection with the new Tax Cuts and Jobs Act	(2,409)
Net current period other comprehensive loss	(13,892)
Balance at March 31, 2018	$(25,067)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2018	2017	2016
	(In thousands)
Service cost	$8,457	$8,375	$10,502
Interest cost	8,125	7,633	8,902
Expected return on plan assets	(15,050)	(12,696)	(11,685)
Amortization of net loss	106	2,858	3,854
Prior service cost	119	109	109
Net periodic benefit cost	$1,757	$6,279	$11,682

Schedule of Assumptions Used [Table Text Block]
	2018	2017

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	4.14%	4.35%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - pension expense	4.35%	4.34%
Discount rate - service cost	4.58%	4.67%
Discount rate - interest cost	3.74%	3.62%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2019	2018	2017

Plan Assets

Equity securities	99%	99%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1%	1%	1%
Total	100%	100%	100%
	2018	2017
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$595	$1,585
Total cash and cash equivalents	595	1,585
Common equity securities:
Materials	10,685	10,952
Industrials	21,738	25,383
Telecommunication services	18,120	18,060
Consumer staples	32,543	43,641
Energy	20,017	16,110
Financials	37,634	33,818
Health care	20,702	17,587
Information technology	19,945	13,887
Utilities	30,865	26,806
Total common equity securities	212,249	206,244
Total assets	$212,844	$207,829

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	-

Schedule of Expected Benefit Payments [Table Text Block]
2019	$8,568
2020	9,201
2021	9,935
2022	10,586
2023	11,304
2024-2028	66,955